NATURE OF OPERATIONS	12 Months Ended
May 31, 2019
Nature Of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

Metalla Royalty & Streaming Ltd. ("Metalla" or the "Company"), incorporated in Canada, is a precious metals royalty and streaming company, who engages in the acquisition and management of precious metal royalties, streams, and similar production- based interests. The Company’s common shares are listed on the TSX Venture Exchange (“TSX-V”) under the symbol “MTA”. The head office and principal address is 501 - 543 Granville Street, Vancouver, British Columbia, Canada.

The Company has incurred a cumulative deficit to date of $31,285,237 as at May 31, 2019 (2018 - $27,028,010) and has had losses from operations for multiple years. Continued operations of the Company are dependent on the Company’s ability to generate profitable earnings in the future, receive continued financial support, and/or complete external financing. Management expects that its cash balance and cash flows from operating activities will be sufficient to fund the operations of the Company for fiscal 2020.